Segments - Property and Equipment/Intangible Assets by Region (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Segments
Property And Equipment And Intangible Assets	$ 20,913,857	$ 24,609,838
Asia
Segments
Property And Equipment And Intangible Assets	13,339,863	18,260,599
China
Segments
Property And Equipment And Intangible Assets	4,281,031	4,910,153
Japan
Segments
Property And Equipment And Intangible Assets	9,058,832	13,350,447
Europe (Germany)
Segments
Property And Equipment And Intangible Assets	7,535,398	6,274,455
North America (United States)
Segments
Property And Equipment And Intangible Assets	$ 38,597	$ 74,783